Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employee contribution to 401(k) retirement plan, maximum percentage of eligible pay (in hundredths)	75.00%
Employer matching contribution to 401(k) retirement plan, maximum percentage (in hundredths)	5.00%
Contribution expense for 401(k) retirement plan	$ 41	$ 41	$ 26